Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Orange brand [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.40%	1.30%	1.20%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.20%	7.70%	6.90%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	10.50%	9.80%	8.30%
France (excluding Enterprise), operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%	0.80%	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.30%	5.80%	5.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.40%	7.60%	7.40%
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.50%	6.80%	6.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	10.00%	8.40%	8.10%
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.00%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.80%	7.30%	7.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.10%	8.50%	8.50%
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.50%	0.30%	0.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.80%	8.30%	7.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.20%	11.10%	10.20%
Romania [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.50%	2.50%	2.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	10.50%	7.00%	7.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	11.80%	7.90%	8.50%
Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.80%
Morocco [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)			2.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)			7.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)			8.60%
Mobile Financial Services, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Cost of equity	12.30%
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.00%